CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (122)	$ (287)
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	1,020	1,961
Stock-based compensation	159	117
Increase in deferred tax	(52)	(96)
Increase in trade receivables, net	(4,048)	(3,177)
Decrease (increase) in other accounts receivable and prepaid expenses	(355)	2,167
Increase in inventories, net	(32)	(13)
Increase in other non-current assets	(10)	(28)
Increase (decrease) in trade payables	(64)	(1,543)
Increase in employees and payroll accruals	377	261
Increase (decrease) in accrued severance pay	(36)	(27)
Increase in accrued expenses and other liabilities, related parties and liability for earn-out	(1,258)	566
Net cash used in operating activities	(4,421)	(99)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(74)	(95)
Purchase of Intangible assets		(21)
Decrease (Increase) in severance pay fund	(14)	16
Capitalization of software development costs	(450)	(724)
Net cash provided by (used in) investing activities	(538)	(824)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank loan, net		375
Proceeds from exercise of options and warrants, net	17
Long-term Debt, Net	3,902
Related parties	1,490	1,778
Liability for future earn-out	(60)	(96)
Net cash provided by (used in) financing activities	5,349	2,057
Increase (decrease) in cash, cash equivalents and restricted cash	390	1,134
Cash, cash equivalents and restricted cash at the beginning of the year	2,801	2,100
Cash, cash equivalents and restricted cash at the end of the period	$ 3,191	$ 3,234